LOSS PER SHARE (EPS) (Tables) (10-Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
LOSS PER SHARE (EPS) [Abstract]
Reconciliations of numerators and denominators in EPS computations
Below are reconciliations of the numerators and denominators in the EPS computations for the three and nine months ended September 30, 2013 and 2012.

	Three Months		Nine Months
	2013	2012	2013	2012
NUMERATOR (in thousands):
Basic and diluted - net loss attributable to RiceBran Technologies shareholders	$(2,071)	$(368)	$(9,851)	$(9,398)

DENOMINATOR:
Basic EPS - weighted average number of shares outstanding	1,129,290	1,024,345	1,082,452	1,020,242
Effect of dilutive securities outstanding	-	-	-	-
Diluted EPS - weighted average number of shares outstanding	1,129,290	1,024,345	1,082,452	1,020,242

Number of shares of common stock which could be purchased with weighted average outstanding securities not included in diluted EPS because effect would be antidilutive-
Stock options (average exercise price for the three and nine months ended September 30, 2013, of $24.00 and $28.00)	181,584	192,353	179,912	195,236
Warrants (average exercise price for the three and nine months ended September 30, 2013, of $16.00 and $20.00)	716,917	1,003,127	751,653	713,414
Convertible debt (average conversion price for the three and nine months ended September 30, 2013, of $14.00)	438,754	416,805	452,184	287,368

Below are reconciliations of the numerators and denominators in the EPS computations.

	2012	2011
NUMERATOR (in thousands):
Basic and diluted - net loss attributable to RiceBran Technologies shareholders	$(9,509)	$(10,099)

DENOMINATOR:
Basic EPS - weighted average number of shares outstanding	1,023,412	991,852
Effect of dilutive securities outstanding	-	-
Diluted EPS - weighted average number of shares outstanding	1,023,412	991,852

Number of shares of common stock which could be purchased with weighted average outstanding securities not included in diluted EPS because effect would be antidilutive-
Stock options (average exercise price of $48.00 and $58.00 )	191,187	197,879
Warrants (average exercise price of $62.00 and $226.00)	736,753	214,765
Convertible notes (average conversion price of $16.00 and $42.00)	334,709	25,800